Organization and Principal Activities - Schedule of VIEs Consolidated Statement of Operations (Details) - Variable Interest Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Net revenues	$ 343	$ 845	$ 2,867
Net (loss) income	(11,227)	2,236	(2,482)
Net cash provided by (used in) operating activities	32,737	(1,514)	1,729
Net cash used in investing activities	(29,223)
Net cash provided by (used in) financing activities	$ 455	$ (1,222)	$ 1,212